Leases	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
LEASES

NOTE 10 – LEASES

A summary of Lakeshore Group’s operating leases as of March 31, 2024 and 2023 is as follows:

	As of March 31,
	2023	2024	2024
	(RMB)	(RMB)	(US$)
Operating lease ROU assets	11,132,428	7,275,367	$1,025,422
Operating lease liabilities – current	4,753,547	5,156,540	$726,785
Operating lease liabilities – non-current	6,348,890	1,783,593	$251,387

Weighted average remaining lease term	2.5	1.5	1.5
Weighted average discount rate	4.7%	4.8%	4.8%

A summary of lease cost recognized in Lakeshore Group’s CFS and supplemental cash flow information related to operating leases is as follows:

	Years Ended March 31,
	2022	2023	2024	2024
	(RMB)	(RMB)	(RMB)	(US$)
Operating lease cost	4,594,967	5,002,684	5,252,026	$740,243

Cash paid for operating leases	4,587,894	3,349,856	5,272,746	$743,164

A summary of maturity of operating lease liabilities under the Lakeshore Group’s non-cancelable operating leases as of March 31, 2024 is as follows:

Year Ended March 31,	(RMB)	(US$)
2025	5,386,340	$759,174
2026	1,813,582	255,614
Total lease payments	7,199,922	1,014,788
Less: Interest	(259,789)	(36,616)
Present value of operating lease liabilities	6,940,133	$978,172